Invested assets and net new money (Detail 1) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Fund assets managed by UBS	$ 390	$ 419
Discretionary assets	1,440	1,705
Other invested assets	2,127	2,472
Total invested assets	3,957	4,596	$ 4,187
of which: double counts	340	356
Net new money	68	159
UBS AG
Entity [Table]
Fund assets managed by UBS	390	419
Discretionary assets	1,440	1,705
Other invested assets	2,127	2,472
Total invested assets	3,957	4,596	$ 4,187
of which: double counts	340	356
Net new money	$ 68	$ 159